FEDERATED GOVERNMENT INCOME SECURITIES, INC.

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Supplement to Prospectus dated April 30, 2005

     Please  delete  the  Prospectus  section  entitled  "Portfolio   Management
Information" and replace it with the following:

PORTFOLIO MANAGEMENT INFORMATION

     Todd A. Abraham Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

     Liam O'Connell Liam O'Connell has been designated as a back-up portfolio manager for the Fund, and as such does not have primary responsibility for the day-to-day management of the Fund's portfolio. Mr. O'Connell joined Federated in September 2003 as an Investment Analyst of the Fund's adviser. He was named an Assistant Vice President of the adviser in January 2005. From 2001 to 2003, Mr. O'Connell attended MIT's Sloan School of Management, receiving his M.B.A. Mr. O'Connell served as an engineer with the Naval Surface Warfare Center from 1998 to 2001. Mr. O'Connell holds a B.S. in Naval Architecture and Marine Engineering from the Webb Institute of Naval Architecture, an M.B.A. from MIT's Sloan School of Management, and an M.S. from the Johns Hopkins University.


     The  Fund's  SAI  provides  additional   information  about  the  Portfolio
Manager's   compensation,   management  of  other  accounts,  and  ownership  of
securities in the Fund.


                                                              June 22, 2005




Cusip     313912206
          313912305
          313912404
          313912107


33132 (6/05)




FEDERATED GOVERNMENT INCOME SECURITIES, INC.

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Supplement to Statement of Additional Information dated April 30, 2005


     Under the section entitled "Who Manages and Provides Services to the Fund?" under the "Officers" table, please delete the information pertaining to Susan M. Nason in its entirety.

     Under the section entitled "Who Manages and Provides Services to the Fund?" please delete the "Portfolio Manager Information" subsection in its entirety and replace it with the following:


Portfolio Manager Information

     The following information about the Fund's Portfolio Managers is provided as of May 31, 2005.



                                                       Total Number of Other
Other Accounts Managed by                                  Accounts Managed/
Todd A. Abraham                                                Total Assets*
Registered Investment Companies                  10 Funds/ $4,404.02 million
Other Pooled Investment Vehicles                                           0
Other Accounts                                                             0

     *None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

     Todd Abraham is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

     Investment Product Performance ("IPP") is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's benchmark (i.e., 60% Lehman Brothers Mortgage-Backed Securities Index and 40% Lehman Brothers Government Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable funds (e.g., funds in the same category as established by Lipper). These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. As noted above, Mr. Abraham is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Mr. Abraham is a member of an Investment Team that establishes guidelines on various performance drivers (e.g., currency, duration, sector) for Taxable Fixed Income funds. A portion of the IPP score is determined by Federated senior management's assessment of the team's contribution.

     Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

     Client   Satisfaction  and  Service  is  assessed  by  Federated's   senior
management based on the quality, amount and effectiveness of client support, with input from sales management.

     Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

     In addition, Mr. Abraham was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

     As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

     Liam O'Connell is the named back up portfolio manager on the fund and is not responsible for day-to-day management of the Fund.


                                                                 June 22, 2005


Cusip     313912206
          313912305
          313912404
          313912107


33133 (6/05)